Related Party Transactions (Details)	12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2026 JPY (¥)	Apr. 30, 2025 JPY (¥)	Apr. 30, 2024 JPY (¥)	Apr. 30, 2026 JPY (¥)
Related Party Transactions [Line Items]
Principal amount	$ 2,345,800	¥ 367,493,000
Repaid amount	370,334	58,016,490
Current payables to related parties	$ 3,936,268				¥ 616,655,809
Unsecured Loan Facility [Member]
Related Party Transactions [Line Items]
Bear interest	7.00%				7.00%
Accrued interest	$ 211,657	33,158,190
Lorem Ipsum RM UG [Member]
Related Party Transactions [Line Items]
Accrued interest	53,986	8,457,374
Lorem Ipsum RM UG [Member] | Unsecured Loan Facility [Member]
Related Party Transactions [Line Items]
Principal amount	2,345,800	367,493,000
Patrick Gruhn [Member]
Related Party Transactions [Line Items]
Repaid amount	191,603	30,016,490
Advance amount	380,005	59,531,661
Current payables to related parties	1,036,277				¥ 162,343,156
Payables to related parties	1,378,811				216,004,619
Patrick Gruhn [Member] | Kephas Corporation [Member]
Related Party Transactions [Line Items]
Indebtedness to related parties					216,004,619
Payables to related parties | $	1,378,811
PM MTF Ltd. [Member]
Related Party Transactions [Line Items]
Receivables from related parties	364,149				57,047,550
Satoshi Kobayashi [Member]
Related Party Transactions [Line Items]
Repaid amount
Advance amount	785,140	¥ 123,000,000
Panagiota Ziourti [Member]
Related Party Transactions [Line Items]
Payables to related parties	$ 293				¥ 45,937